SHARE BASED COMPENSATION EXPENSES	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION EXPENSES

NOTE 10 – SHARE BASED COMPENSATION EXPENSES

On December 29, 2025, pursuant to the fourth amendment to the employment agreement of the Company’s President, Frank Ingriselli, the Company granted Mr. Ingriselli 30,000 Ordinary Shares which vested on July 1, 2026. Such Ordinary Shares were valued at $3.16 per share which is based on the closing price of the shares traded on NYSE American Exchange on December 29, 2025. The Company recorded $94,800 share based compensation expenses as of June 30, 2026.